Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31,	December 31,
	2020	2019
Machinery equipment	$10,090,267	$9,860,468
Electronic equipment	357,035	245,366
Office equipment	235,290	289,473
Motor vehicles	1,813,319	1,057,208
Buildings	11,339,637	10,666,163
Computer software	229,876	108,105
Kitchen and cookware	116,685	111,010
Construction in progress	450,035	465,217
Leasehold improvements	79,791	74,762
Membrane cushion	82,526	390,660
Wastewater treatment system, except for membrane cushion	1,091,201	3,348,847
Total property, plant and equipment	25,885,662	26,617,279
Less: accumulated depreciation	(3,346,998)	(2,005,417)
Property, plant and equipment, net	$22,538,664	$24,611,862